Share capital - Narrative (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Feb. 24, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($) vote shares	Dec. 31, 2020 CAD ($) shares	Nov. 03, 2021
Disclosure of classes of share capital [line items]
Shares redeemed, value | $		$ 297	$ 263
Maximum
Disclosure of classes of share capital [line items]
Percentage of public float				10.00%
Preferred shares
Disclosure of classes of share capital [line items]
Special circumstance vote per share | vote		1
Share conversion ratio		1
Number of shares outstanding (in shares)		160,258,600
Series R
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Number of shares outstanding (in shares)		7,998,900
Series T
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Number of shares outstanding (in shares)		5,870,133
Series Z
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Number of shares outstanding (in shares)		1,918,509
Series AA
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Number of shares outstanding (in shares)		11,397,196
Series AC
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Number of shares outstanding (in shares)		10,027,991
Series AF
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Number of shares outstanding (in shares)		9,481,487
Series AG
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Number of shares outstanding (in shares)		8,979,530
Series AI
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Number of shares outstanding (in shares)		9,535,040
Series AK
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Number of shares outstanding (in shares)		23,190,312
Series AM
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Number of shares outstanding (in shares)		10,439,978
Series AO
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Number of shares outstanding (in shares)		4,600,000
Series AO | Major ordinary share transactions [member]
Disclosure of classes of share capital [line items]
Shares redeemed (in shares)	4,600,000
Redemption price per share (in CAD per share) | $ / shares	$ 25
Shares redeemed, value | $	$ 115
Series AQ
Disclosure of classes of share capital [line items]
Dividend rate reset term		5 years
Number of shares outstanding (in shares)		9,200,000
Class B | Issued capital
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		0	0